Other-Financial Assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Other Financial Assets [Line Items]
Current Other financial assets	₩ 1,561,445	₩ 1,415,204
Non-Current Other financial assets	1,290,820	1,283,730
Loans and receivables
Other Financial Assets [Line Items]
Current Other financial assets	77,963	63,233
Non-Current Other financial assets	712,199	675,474
Loans and receivables | Gross amount
Other Financial Assets [Line Items]
Current Other financial assets	78,806	64,111
Non-Current Other financial assets	762,555	725,755
Loans and receivables | Allowance for doubtful accounts
Other Financial Assets [Line Items]
Current Other financial assets	(1)	(31)
Non-Current Other financial assets	(20,266)	(15,063)
Loans and receivables | Present value discount
Other Financial Assets [Line Items]
Current Other financial assets	(842)	(847)
Non-Current Other financial assets	(30,090)	(35,218)
Short-term financial instruments
Other Financial Assets [Line Items]
Current Other financial assets	1,483,482	1,351,971
Long-term financial instruments
Other Financial Assets [Line Items]
Non-Current Other financial assets	₩ 578,621	₩ 608,256